share-based compensation - TELUS International (Cda) Inc. restricted stock units (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) EquityInstruments	Jun. 30, 2018 CAD ($) EquityInstruments	Jun. 30, 2018 USD ($) EquityInstruments	Jun. 30, 2018 CAD ($) EquityInstruments
TELUS International (Cda) Inc. Restricted Stock Units US Dollar Denominated
Number of restricted stock units - Non-vested
Outstanding, beginning of period | EquityInstruments	376,058	376,058	374,786	374,786
Issued - initial award | EquityInstruments	79,186	79,186	81,808	81,808
Forfeited and cancelled | EquityInstruments	(2,448)	(2,448)	(3,798)	(3,798)
Outstanding, end of period | EquityInstruments	452,796	452,796	452,796	452,796
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $	$ 24.50		$ 24.45
Issued - initial award | $	28.37		28.35
Forfeited and cancelled | $	24.53		24.38
Outstanding, end of period, non-vested | $	$ 25.16		$ 25.16
TELUS International (Cda) Inc. Restricted Stock Units Canadian Dollar Denominated
Number of restricted stock units - vested
Outstanding, beginning of period | EquityInstruments	32,299	32,299	32,299	32,299
Outstanding, end of period | EquityInstruments	32,299	32,299	32,299	32,299
Weighted average grant-date fair value
Outstanding, beginning of period, vested | $		$ 21.36		$ 21.36
Outstanding, end of period, vested | $		$ 21.36		$ 21.36
Maximum | TELUS International (Cda) Inc. restricted stock units
share-based compensation
Variable payout (as a percent)	150.00%	150.00%	150.00%	150.00%
Minimum | TELUS International (Cda) Inc. restricted stock units
share-based compensation
Variable payout (as a percent)	0.00%	0.00%	0.00%	0.00%